Derivative instruments - Swap contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
(LOSS) GAIN ON SWAP CONTRACTS
Realized	$ (4.1)	$ (3.0)
Unrealized	(9.8)	(1.3)
Total (loss) gain	(13.9)	(4.3)
Gold
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(2.0)	(3.2)
Unrealized	(0.8)	(0.4)
Total (loss) gain	(2.8)	(3.6)
Copper
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(2.1)	0.2
Unrealized	(9.0)	(0.9)
Total (loss) gain	$ (11.1)	$ (0.7)